Unaudited Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Statement of Cash Flows [Abstract]
Dividends received	$ 7,000	$ 3,472